Restrictions on Cash and Due From Banks (Tables)	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents [Table Text Block]
The nature of the Company's business requires that it maintain amounts due from correspondent banks which, at times, may exceed federally insured limits. The balances in these accounts at December 31, were as follows:

	2012	2011
	(Dollars in thousands)
Noninterest bearing accounts	$639	$1,143
Federal Reserve Bank of Boston	41,363	19,368
FHLB of Boston	282	351